Shareholder Report, Holdings (Details)	May 31, 2026
Adaptive Alpha Opportunities ETF | Fidelity Government Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Adaptive Alpha Opportunities ETF | Invesco QQQ Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Adaptive Alpha Opportunities ETF | State Street Health Care Select Sector SPDR ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Adaptive Alpha Opportunities ETF | State Street Technology Select Sector SPDR ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Adaptive Alpha Opportunities ETF | State Street Communication Services Select Sector SPDR ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Adaptive Alpha Opportunities ETF | Vanguard FTSE Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Adaptive Alpha Opportunities ETF | Invescos QQQ Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Adaptive Alpha Opportunities ETF | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Adaptive Alpha Opportunities ETF | State Street SPDR S&P 500 ETF Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Adaptive Alpha Opportunities ETF | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Adaptive Alpha Opportunities ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Adaptive Alpha Opportunities ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Adaptive Alpha Opportunities ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Adaptive Alpha Opportunities ETF | Global Funds Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Adaptive Alpha Opportunities ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Adaptive Alpha Opportunities ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Adaptive Alpha Opportunities ETF | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Adaptive Alpha Opportunities ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Adaptive Alpha Opportunities ETF | Aerospace & Defense Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Adaptive Alpha Opportunities ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Adaptive Hedged Multi-Asset Income ETF | State Street SPDR S&P 500 ETF Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Adaptive Hedged Multi-Asset Income ETF | iShares 20+ Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Adaptive Hedged Multi-Asset Income ETF | FT Vest Gold Strategy Target Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Adaptive Hedged Multi-Asset Income ETF | Strategy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Adaptive Hedged Multi-Asset Income ETF | iShares Bitcoin Trust ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Adaptive Hedged Multi-Asset Income ETF | State Street SPDR Portfolio S&P 500 Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Adaptive Hedged Multi-Asset Income ETF | VanEck Gold Miners ETF/USA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Adaptive Hedged Multi-Asset Income ETF | UBS AG ETRACS Crude Oil Shares Covered Call ETN [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Adaptive Hedged Multi-Asset Income ETF | YieldMax GOOGL Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Adaptive Hedged Multi-Asset Income ETF | YieldMax AAPL Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Adaptive Hedged Multi-Asset Income ETF | Exchange-Traded Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.00%
Adaptive Hedged Multi-Asset Income ETF | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Adaptive Hedged Multi-Asset Income ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Adaptive Hedged Multi-Asset Income ETF | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Adaptive Hedged Multi-Asset Income ETF | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Adaptive Hedged Multi-Asset Income ETF | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
RH Tactical Outlook ETF | Fidelity Government Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
RH Tactical Outlook ETF | State Street SPDR S&P 500 ETF Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.80%
RH Tactical Outlook ETF | Strategy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
RH Tactical Outlook ETF | State Street SPDR Portfolio S&P 400 Mid Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
RH Tactical Outlook ETF | iShares Silver Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
RH Tactical Outlook ETF | SPDR Gold Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
RH Tactical Outlook ETF | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
RH Tactical Outlook ETF | Exchange-Traded Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.50%
RH Tactical Outlook ETF | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
RH Tactical Outlook ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
RH Tactical Rotation ETF | Fidelity Government Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
RH Tactical Rotation ETF | State Street SPDR S&P 500 ETF Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%
RH Tactical Rotation ETF | State Street SPDR Portfolio S&P 500 Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
RH Tactical Rotation ETF | iShares Semiconductor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
RH Tactical Rotation ETF | State Street Industrial Select Sector SPDR ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
RH Tactical Rotation ETF | State Street Materials Select Sector SPDR ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
RH Tactical Rotation ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
RH Tactical Rotation ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.30%
RH Tactical Rotation ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
RH Tactical Rotation ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
RH Tactical Rotation ETF | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%